Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of Veritex and its wholly-owned subsidiary, the Bank. All material intercompany transactions have been eliminated in consolidation.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP), but do not include all of the information and footnotes required for complete financial statements. In management’s opinion, these interim unaudited condensed consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair statement of the Company’s consolidated financial position at March 31, 2015, consolidated results of operations for the three months ended March 31, 2015 and 2014, consolidated stockholders’ equity for the three months ended March 31, 2015 and 2014 and consolidated cash flows for the three months ended March 31, 2015 and 2014.

Accounting measurements at interim dates inherently involve greater reliance on estimates than at year end and the results for the interim periods shown in this report are not necessarily indicative of results to be expected for the full year due in part to global economic and financial market conditions, interest rates, access to sources of liquidity, market competition and interruptions of business processes. These interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the year ended December 31, 2014 included within the Company’s Form 10-K as filed with the Securities and Exchange Commission on March 27, 2015.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. These estimates and assumptions may also affect disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Basis of Presentation

        The accompanying consolidated financial statements include the accounts of Veritex and its wholly-owned subsidiary, Veritex Community Bank, formerly known as Veritex Community Bank, National Association.

        The accounting principles followed by the Company and the methods of applying them are in conformity with U.S. generally accepted accounting principles and prevailing practices of the banking industry.

        All material intercompany transactions have been eliminated in consolidation.

Initial Public Offering (IPO)

Initial Public Offering (IPO):

The Company qualifies as an “emerging growth company” as defined by the Jumpstart Our Business Startups Act (JOBS Act). In Q2 2014, the Board of Directors of the Company approved a resolution for Veritex to sell shares of common stock to the public in an initial public offering. On July 22, 2014, the Company submitted a confidential draft Registration Statement on Form S-1 with the SEC with respect to the shares to be registered and sold. On August 29, 2014, the Company filed a Registration Statement on Form S-1 with the SEC. That Registration Statement was declared effective by the SEC on October 8, 2014. The Company sold and issued 3,105,000 shares of common stock at $13 per share in reliance on that Registration Statement. Total proceeds received by the Company, net of offering costs were approximately $36,000.

In connection with the initial public offering, on September 22, 2014, the Company amended its certificate of formation to authorize the issuance of up to 75,000,000 shares of common stock, par value $0.01 per share, and 10,000,000 shares of preferred stock, par value $1.00 per share, of which 8,000 shares are designated as Series C preferred stock. The authorized but unissued shares of capital stock are available for future issuance without shareholder approval, unless otherwise required by applicable law or the rules of any applicable securities exchange.

Initial Public Offering (IPO):

        The Company qualifies as an "emerging growth company" as defined by the Jumpstart Our Business Startups Act (JOBS Act). In Q2 2014, the Board of Directors of the Company approved a resolution for Veritex to sell shares of common stock to the public in an initial public offering. On July 22, 2014, the Company submitted a confidential draft Registration Statement on Form S-1 with the SEC with respect to the shares to be registered and sold. On August 29, 2014, the Company filed a Registration Statement on Form S-1 with the SEC. That Registration Statement was declared effective by the SEC on October 8, 2014. The Company sold and issued 3,105,000 shares of common stock at $13 per share in reliance on that Registration Statement. Total proceeds received by the Company, net of offering costs were approximately $36 million.

        In connection with the initial public offering, on September 22, 2014, the Company amended its certificate of formation to authorize the issuance of up to 75,000,000 shares of common stock, par value $0.01 per share, and 10,000,000 shares of preferred stock, par value $1.00 per share, of which 8,000 shares are designated as Series C preferred stock. The authorized but unissued shares of capital stock are available for future issuance without shareholder approval, unless otherwise required by applicable law or the rules of any applicable securities exchange.

Earnings Per Share

Earnings Per Share

Earnings per share (EPS) are based upon the weighted‑average shares outstanding. The table below sets forth the reconciliation between weighted average shares used for calculating basic and diluted EPS for the three months ended March 31, 2015 and 2014:

	For the Three Months Ended March 31,
	2015	2014
Earnings (numerator)
Net income for common stockholders	$1,824	$958
Less: preferred stock dividends	20	20
Net income allocated to common stockholders	$1,804	$938
Shares (denominator)
Weighted average shares outstanding for basic EPS (thousands)	9,448	6,140
Dilutive effect of employee stock-based awards	296	128
Adjusted weighted average shares outstanding	9,744	6,268
Earnings per share:
Basic	$0.19	$0.15
Diluted	$0.19	$0.15

For the three months ended March 31, 2015, the Company excluded from diluted EPS weighted average shares of stock options representing the right to purchase 44,080 shares of the Company’s common stock as the inclusion of these shares would have been anti-dilutive.

For the three months ended March 31, 2014, the Company excluded from diluted EPS weighted average shares of performance stock options representing the right to purchase 452,000 shares of the Company’s common stock because the issuance of shares related to these options was contingent upon the satisfaction of certain conditions unrelated to earnings or market value and these conditions were not met.

Earnings Per Share

        Earnings per share (EPS) are based upon the weighted-average shares outstanding. The table below sets forth the reconciliation between weighted average shares used for calculating basic and diluted EPS for the years ended December 31, 2014, 2013 and 2012:

	Years ended December 31,
	2014	2013	2012
Earnings (numerator)
Net income for common stockholders	$5,205	$3,408	$1,479
Less: preferred stock dividends	80	60	100

Net income allocated to common stockholders	$5,125	$3,348	$1,379

Shares (denominator)
Weighted average shares outstanding for basic EPS (thousands)	6,992	5,788	5,641
Dilutive effect of employee stock-based awards	161	61	37

Adjusted weighted average shares outstanding	7,153	5,849	5,678

Earnings per share:
Basic	$0.73	$0.58	$0.24

Diluted	$0.72	$0.57	$0.24

        For the years ended December 31, 2013 and 2012, the Company excluded from diluted EPS weighted average shares of performance stock options representing the right to purchase 423,000 and 419,000 shares, respectively, of the Company's common stock because the issuance of shares related to these options is contingent upon the satisfaction of certain conditions unrelated to earnings or market value and these conditions were not met. In addition, for the year ended December 31, 2013, the Company excluded from diluted EPS weighted average warrants representing the right to purchase 1,000 shares of the Company's common stock because the effect was anti-dilutive.